Deferred Compensation Expenses	6 Months Ended
Apr. 30, 2026
Deferred Compensation Expenses [Abstract]
DEFERRED COMPENSATION EXPENSES

Note 5 — DEFERRED COMPENSATION EXPENSES

Deferred compensation expenses consisted of the following:

	April 30, 2026	October 31, 2025
Deferred compensation expenses (1)	$1,716,776	$2,718,079
Total	$1,716,776	$2,718,079
Including:
Deferred compensation expenses	$1,172,600	$1,587,603
Deferred compensation expense -long term	$544,176	$1,130,476

(1)	The Company issued Class A Ordinary Shares to consultants as compensation to replace their related cash compensation. Service terms generally range from several months to 3 years. As of April 30, 2026, the fair value of unamortized shares was $1,716,776, which was considered as the prepaid portion of share-based compensation.